BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 9,017	$ 2,459	$ 1,248
Total current assets	9,017	2,459	1,248
OTHER ASSETS:
Property & equipment, net	1,942	2,264	2,910
TOTAL ASSETS	10,959	4,723	4,158
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	28,094	44,768	29,969
Convertible notes payable-Short term, net of deferred financing costs of $0, $13,595 in 2016 in June 30,2017, December 31, 2017 and December 31, 2015		469,609
Notes payable	12,604	15,148
Loan from related parties	19,597	46,480	38,730
Total current liabilities	60,295	576,005	474,391
Convertible notes payable - long term, net of deferred financing cost of $42,895 in 2015		111,048	405,692
Total liabilities	60,295	687,053	474,391
Commitments and Contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, 17,000,000 shares in June 30, 2017 and 20,000,000 shares in December 31, 2017 and 2016 authorized at $0.0001 per share: 0 shares issued and outstanding.
Common stock, par value $0.0001 per share; 100,000,000 shares in June 30, 2017 and 30,000,000 shares in December 31, 2017 and 2016 authorized; 12,985,641, 11,388,888 and 10,125,000 shares issued and outstanding in 2017, 2016 and 2015, respectively	1,298	1,139	1,013
Additional paid in capital	2,129,540	158,730	32,468
Accumulated deficit	(2,180,274)	(842,200)	(503,715)
Total stockholders' deficit	(49,336)	(682,330)	(470,234)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	10,959	4,723	$ 4,158
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, 17,000,000 shares in June 30, 2017 and 20,000,000 shares in December 31, 2017 and 2016 authorized at $0.0001 per share: 0 shares issued and outstanding.	$ 100